Item 1. Schedule of Investments:
--------------------------------
Putnam Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

7-31-04

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Putnam Municipal Bond Fund
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The fund's portfolio (unaudited)
July 31, 2004

KEY TO ABBREVIATIONS

          AMBAC -- AMBAC Indemnity Corporation
          COP -- Certificate of Participation
          FGIC -- Financial Guaranty Insurance Company
          FNMA Coll. -- Federal National Mortgage Association Collateralized
          FSA -- Financial Security Assurance
          GNMA Coll. -- Government National Mortgage Association Collateralized
          G.O. Bonds -- General Obligation Bonds
          IFB -- Inverse Floating Rate Bonds
          IF COP -- Inverse Floating Rate Certificate of Participation
          MBIA -- MBIA Insurance Company
          U.S. Govt. Coll. -- U.S. Government Collateralized
          VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (100.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.9%)
-----------------------------------------------------------------------------------------------------------
                 Jefferson Cnty., Swr. Rev. Bonds, Ser. A
       $680,000  FGIC, 5s, 2/1/41                                                 Aaa              $750,550
      2,420,000  FGIC, U.S. Govt. Coll., 5s, 2/1/41                               Aaa             2,649,900
                                                                                              -------------
                                                                                                  3,400,450
Alaska (0.2%)
-----------------------------------------------------------------------------------------------------------
        750,000  Northern Tobacco Securitization Corp.
                 Rev. Bonds, 5 1/2s, 6/1/29                                       BBB               608,438
Arizona (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,175,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 5/8s, 12/1/29                                                    B-/P            1,217,594
      2,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                 (Public Service Co. NM), Ser. A, 6.3s,
                 12/1/26                                                          Baa2            2,070,000
      1,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village), 7 7/8s, 6/1/09                            AAA/P           1,071,620
                                                                                              -------------
                                                                                                  4,359,214
Arkansas (1.4%)
-----------------------------------------------------------------------------------------------------------
      3,075,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             3,101,906
      2,000,000  Baxter Cnty., Hosp. Rev. Bonds, Ser. B,
                 5 5/8s, 9/1/28                                                   Baa2            1,972,500
                                                                                              -------------
                                                                                                  5,074,406
California (8.5%)
-----------------------------------------------------------------------------------------------------------
      1,200,000  CA Hlth. Fac. Auth. IFB (Catholic Hlth.
                 Care West), AMBAC, 8.986s, 7/1/17                                Aaa             1,249,500
                 CA State G.O. Bonds
      5,050,000  FGIC, 5 3/4s, 2/1/11                                             Aaa             5,725,438
        750,000  5 1/8s, 4/1/23                                                   A3                765,938
                 CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A
     11,000,000  AMBAC, 5 1/2s, 5/1/13                                            Aaa            12,306,250
      3,000,000  5 1/2s, 5/1/11                                                   A2              3,326,250
                 CA State Econ. Recvy. G.O. Bonds, Ser. A
        500,000  FGIC, 5 1/4s, 7/1/14                                             Aaa               555,625
      1,000,000  5s, 7/1/16                                                       Aa3             1,046,250
      1,750,000  CA Statewide Cmnty. Dev. Auth. COP (The
                 Internext Group), 5 3/8s, 4/1/30                                 BBB-            1,634,063
      1,500,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         Baa1            1,516,875
        450,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Ladera Ranch - No.
                 02-1), Ser. A, 5.55s, 8/15/33                                    BB+/P             448,313
      1,000,000  San Diego Cnty., Wtr. Auth. IF COP,
                 FGIC, 9.821s, 4/23/08                                            Aaa             1,221,250
      1,400,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          1,403,500
                                                                                              -------------
                                                                                                 31,199,252
Colorado (3.9%)
-----------------------------------------------------------------------------------------------------------
     27,000,000  CO Hwy. Auth. Rev. Bonds (E-470 Pub.
                 Hwy.), Ser. B, zero %, 9/1/35                                    Baa3            2,700,000
                 CO Springs, Hosp. Rev. Bonds
      1,735,000  6 3/8s, 12/15/30 PREREFUNDED                                     A3              2,047,300
      1,765,000  6 3/8s, 12/15/30                                                 A3              1,881,931
      2,000,000  Denver, City & Cnty. Arpt. Rev. Bonds,
                 Ser. D, AMBAC, 7 3/4s, 11/15/13                                  AAA             2,442,500
      5,200,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Newport Village), Ser. A-8,
                 FSA, 7.1s, 1/1/30                                                Aaa             5,345,808
                                                                                              -------------
                                                                                                 14,417,539
Connecticut (2.1%)
-----------------------------------------------------------------------------------------------------------
      7,750,000  CT State Hlth. & Edl. Fac. Auth. VRDN
                 (Yale U.), Ser. U2, 0.96s, 7/1/33                                VMIG1           7,750,000

Florida (2.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Escambia Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Baptist Hosp. & Baptist Manor), 5
                 1/8s, 10/1/19                                                    A3              2,932,500
      1,000,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   BB              1,022,500
        375,000  Okeechobee Cnty., Solid Waste Rev. Bonds
                 (Waste Management/Landfill), Ser. A,
                 4.2s, 7/1/39                                                     BBB               375,000
      3,000,000  Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Regl. Hlth. Care Syst.), Ser. E,
                 6s, 10/1/26                                                      A2              3,120,000
      3,000,000  Palm Beach Cnty. Rev. Bonds, MBIA, 5
                 3/4s, 10/1/14                                                    Aaa             3,416,250
                                                                                              -------------
                                                                                                 10,866,250

Georgia (2.0%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 12/1/08                                                   A2              2,085,000
        200,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 11.081s, 8/1/10                                                  Aaa               201,364
      1,875,000  Henry Cnty., Wtr. & Swr. Auth. Rev.
                 Bonds, FGIC, 5 5/8s, 2/1/30                                      Aaa             1,996,875
      1,750,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           Aaa             1,876,875
      1,315,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     BB+/P           1,358,185
                                                                                              -------------
                                                                                                  7,518,299

Idaho (1.7%)
-----------------------------------------------------------------------------------------------------------
      6,185,000  ID Hlth. Fac. Auth. VRDN (St. Lukes Med.
                 Ctr.), FSA, 1.04s, 7/1/30                                        VMIG1           6,185,000

Illinois (2.1%)
-----------------------------------------------------------------------------------------------------------
      1,485,000  Chicago, Waste Wtr. Rev. Bonds, MBIA, 5
                 1/2s, 1/1/20                                                     Aaa             1,679,906
      2,750,000  Cook Cnty., G.O. Bonds, Ser. B, MBIA,
                 5s, 11/15/29                                                     Aaa             2,739,688
      1,600,000  IL Dev. Fin. Auth. Rev. Bonds
                 (Midwestern U.), Ser. B, 6s, 5/15/26                             A-              1,684,000
      1,500,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A               1,513,125
                                                                                              -------------
                                                                                                  7,616,719
Iowa (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,710,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          2,004,975

Kentucky (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Boone Cnty., Poll. Control Rev. Bonds
                 (Dayton Pwr. & Lt. Co.), Ser. A, 6 1/2s,
                 11/15/22                                                         Baa3            1,015,850
      2,000,000  Jefferson Cnty., Cap. Corp. Rev. Bonds,
                 MBIA, 5 1/2s, 6/1/28                                             Aaa             2,087,500
      1,200,000  KY Econ. Dev. Fin. Auth. Rev. Bonds
                 (Norton Hlth. Care, Inc.), Ser. A, 6
                 1/2s, 10/1/20                                                    BBB+/P          1,257,000
      1,875,000  KY Econ. Dev. Fin. Auth. Hlth. Syst.
                 Rev. Bonds (Norton Healthcare, Inc.),
                 Ser. A, 6 5/8s, 10/1/28                                          BBB+/P          1,952,344
                                                                                              -------------
                                                                                                  6,312,694
Louisiana (0.1%)
-----------------------------------------------------------------------------------------------------------
        300,000  Tangipahoa Parish Hosp. Svcs. Rev. Bonds
                 (North Oaks Med. Ctr. Project), Ser. A,
                 5s, 2/1/25                                                       A                 287,625

Maine (0.4%)
-----------------------------------------------------------------------------------------------------------
      1,350,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba2             1,378,688

Maryland (0.1%)
-----------------------------------------------------------------------------------------------------------
        500,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Health), 5 1/2s,
                 8/15/33                                                          Baa2              487,500

Massachusetts (6.1%)
-----------------------------------------------------------------------------------------------------------
      2,850,000  MA State Dev. Fin. Agcy. Rev. Bonds (MA
                 Biomedical Research), Ser. C, 6 1/4s,
                 8/1/20                                                           A1              3,113,625
      6,050,000  MA State Hlth. & Edl. Fac. Auth. IFB
                 (Med. Ctr. of Central MA), Ser. B,
                 AMBAC, 11.471s, 6/23/22                                          Aaa             7,411,250
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
      1,250,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BB/P            1,420,313
        750,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-              752,813
      1,300,000  (UMass Memorial), Ser. C, 6 5/8s, 7/1/32                         Baa2            1,342,250
      3,000,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              3,075,000
        325,000  MA State Hsg. Fin. Agcy. Rev. Bonds,
                 Ser. 53, MBIA, 6.15s, 12/1/29                                    Aaa               333,125
      3,455,000  MA State Port Auth. Rev. Bonds, U.S.
                 Govt. Coll., 13s, 7/1/13                                         Aaa             5,109,081
                                                                                              -------------
                                                                                                 22,557,457

Michigan (4.4%)
-----------------------------------------------------------------------------------------------------------
      1,400,000  Cornell Township Econ. Dev.  Corp. Rev.
                 Bonds (Meadwest Vacoescanaba Project), 5
                 7/8s, 5/1/18                                                     Baa2            1,464,750
      1,000,000  Detroit, City School Dist. G.O. Bonds,
                 Ser. A, FSA, 6s, 5/1/29                                          Aaa             1,150,000
      8,780,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 1.10s, 7/1/33                                                    VMIG1           8,780,000
        300,000  Flint, Hosp. Bldg. Auth. Rev. Bonds
                 (Hurley Med. Ctr.), 6s, 7/1/20                                   Baa3              295,500
        250,000  Macomb Cnty., Hosp. Fin. Auth. Rev.
                 Bonds (Mt. Clemens Gen. Hosp.), Ser. B,
                 5 7/8s, 11/15/34                                                 BBB-              228,750
      1,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,013,750
      2,000,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Detroit Edison Poll. Control), 5.65s,
                 9/1/29                                                           A3              2,017,500
      1,350,000  Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds, 6 3/4s, 7/23/09                                           Ba3             1,400,625
                                                                                              -------------
                                                                                                 16,350,875

Minnesota (0.5%)
-----------------------------------------------------------------------------------------------------------
        730,000  MN State Hsg. Fin. Agcy. Single Fam.
                 Mtge. Rev. Bonds, 6.05s, 7/1/31                                  Aa1               757,375
        905,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Burnsville), Ser. A-9, FSA,
                 7.1s, 1/1/30                                                     Aaa               930,376
                                                                                              -------------
                                                                                                  1,687,751

Mississippi (1.0%)
-----------------------------------------------------------------------------------------------------------
                 Mississippi Bus. Fin. Corp. Poll.
                 Control Rev. Bonds (Syst. Energy
                 Resources, Inc.)
      2,000,000  5.9s, 5/1/22                                                     BBB-            2,015,000
        750,000  5 7/8s, 4/1/22                                                   BBB-              753,750
      1,000,000  Mississippi Dev. Bank Special Oblig.
                 Rev. Bonds (Cap. & Equip.), Ser. A,
                 AMBAC, 5 5/8s, 7/1/31                                            AAA             1,067,500
                                                                                              -------------
                                                                                                  3,836,250

Missouri (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/32                               A               1,003,750
      1,000,000  MO State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (BJC Hlth. Syst.), 5 1/4s, 5/15/32                         Aa2             1,005,000
                                                                                              -------------
                                                                                                  2,008,750

Montana (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,175,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s,
                 12/30/08                                                         Aaa             1,249,906
      2,800,000  Forsyth, Poll. Control VRDN (Pacific
                 Corp.), 1.15s, 1/1/18                                            VMIG1           2,800,000
                                                                                              -------------
                                                                                                  4,049,906

Nevada (2.6%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Clark Cnty., Arpt. Rev. Bonds, Ser. A-2,
                 FGIC, 5 1/8s, 7/1/26                                             Aaa             5,043,750
      3,000,000  Clark Cnty., Indl. Dev. Rev. Bonds
                 (Southwest Gas Corp.), Ser. A, AMBAC,
                 6.1s, 12/1/38                                                    Aaa             3,270,000
      1,200,000  Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14), 4 3/4s, 3/1/10                          BB-/P           1,197,000
                                                                                              -------------
                                                                                                  9,510,750

New Hampshire (0.3%)
-----------------------------------------------------------------------------------------------------------
        950,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa1              941,688

New Jersey (4.2%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Newark, Hsg. Auth. Rev. Bonds (Port
                 Auth. Newark Marine Terminal), MBIA, 5
                 1/4s, 1/1/19                                                     AAA             2,132,500
                 NJ Econ. Dev. Auth. Rev. Bonds
        650,000  (Cedar Crest Village, Inc.), Ser. A, 7
                 1/4s, 11/15/31                                                   BB-/P             665,438
      1,000,000  (First Mtge. Presbyterian), Ser. A, 6
                 3/8s, 11/1/31                                                    BB/P            1,006,250
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      2,000,000  AMBAC, 6 3/4s, 7/1/19                                            Aaa             2,050,420
      1,250,000  (Atlantic City Med. Ctr.), 5 3/4s,
                 7/1/25                                                           A               1,290,625
        750,000  NJ State Edl. Fac. Auth. Rev. Bonds
                 (Fairleigh Dickinson), Ser. C, 6s,
                 7/1/20                                                           BBB-/Fitch        792,188
      1,100,000  NJ State Edl. Fac. Auth. VRDN (Princeton
                 U.), Ser. B, MBIA, 1.10s, 7/1/21                                 VMIG1           1,100,000
      5,135,000  Passaic Valley, Rev. Bonds (Swr. Syst.),
                 Ser. F, FGIC, 5s, 12/1/13                                        Aaa             5,603,569
      1,100,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/4s, 6/1/39                                            BBB               988,625
                                                                                              -------------
                                                                                                 15,629,615

New York (13.5%)
-----------------------------------------------------------------------------------------------------------
                 NY City, G.O. Bonds
        155,000  Ser. B, 7 1/2s, 2/1/06                                           A2                155,000
      7,685,000  Ser. C, 5 1/2s, 8/1/12                                           A2              8,463,106
      1,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Visy Paper, Inc.), 7.95s, 1/1/28                                B+/P            1,045,000
        750,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+               530,625
      1,000,000  NY City, Muni. Wtr. & Swr. Fin. Auth.
                 Rev. Bonds, Ser. C, 5 3/4s, 6/15/26                              AA+             1,075,000
     13,100,000  NY State Dorm. Auth. Mandatory Put
                 Bonds, Ser. B, 5 1/4s, 5/15/12                                   AA-            14,164,375
                 NY State Dorm. Auth. Rev. Bonds (State
                 U. Edl. Fac.)
      5,905,000  Ser. A, 5 7/8s, 5/15/17                                          AA-             6,805,513
      8,750,000  MBIA, 5 7/8s, 5/15/11                                            Aaa            10,029,688
      1,100,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (acquired 06/30/04, cost
                 $1,141,503) (RES)                                                BB-/P           1,148,125
        750,000  Port Auth. NY & NJ Special Obligation
                 IFB, Ser. N18, MBIA, 14.88s,
                 12/1/17(acquired 07/19/00, cost
                 $785,167) (RES)                                                  Aaa               930,938
      2,250,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds (JFK Intl. Air Term. - 6),
                 MBIA, 5.9s, 12/1/17                                              Aaa             2,430,000
        650,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P              660,563
      2,500,000  Triborough Bridge & Tunnel Auth. Rev.
                 Bonds, Ser. A, 5s, 1/1/32                                        Aa3             2,475,000
                                                                                              -------------
                                                                                                 49,912,933

North Carolina (3.3%)
-----------------------------------------------------------------------------------------------------------
                 NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds
      2,000,000  Ser. A, 5 3/4s, 1/1/26                                           BBB             2,037,500
      1,000,000  Ser. B, 5.65s, 1/1/16                                            BBB             1,053,750
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      3,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1            3,315,000
      5,400,000  Ser. A, MBIA, 5 1/4s, 1/1/19                                     AAA             5,744,250
                                                                                              -------------
                                                                                                 12,150,500

North Dakota (0.6%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  Grand Forks, Hlth. Care Syst. Rev. Bonds
                 (Altru Hlth. Syst. Oblig. Group), 7
                 1/8s, 8/15/24                                                    Baa2            2,152,500

Ohio (2.3%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/17                                                           A1              3,854,375
      2,000,000  OH State Air Quality Dev. Auth. VRDN
                 (Columbus Southern), Ser. C, 1.08s,
                 12/1/38                                                          VMIG1           2,000,000
        500,000  OH State Higher Ed. Fac. Comm. Rev.
                 Bonds (John Carroll U.), 5 1/4s,
                 11/15/33                                                         A2                507,500
      2,170,000  Rickenbacker, Port Auth. Rev. Bonds
                 (OASBO Expanded Asset Pooled), Ser. A, 5
                 3/8s, 1/1/32                                                     A2              2,164,575
                                                                                              -------------
                                                                                                  8,526,450

Oklahoma (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,075,000  OK Dev. Fin. Auth. Rev. Bonds (Hillcrest
                 Hlth. Care), Ser. A, 5 5/8s, 8/15/29                             B1              1,088,438

Oregon (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds Single Family Mtg. (Single Family
                 Mtg.), Ser. K, 5 5/8s, 7/1/29                                    Aa2             1,075,000

Pennsylvania (7.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Allegheny Cnty., Indl. Dev. Auth. Rev.
                 Bonds, Ser. A, 6.7s, 12/1/20                                     Baa1            1,024,880
      1,350,000  Beaver Cnty., Indl. Dev. Auth. Poll.
                 Control Mandatory Put Bonds (Cleveland
                 Elec.), 1.08s, 10/1/08                                           Baa2            1,334,813
      2,025,000  Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
                 (USX Corp.), 5.6s, 3/1/33                                        Baa1            2,017,406
        890,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-              960,088
      5,000,000  Dauphin Cnty., Hosp. Auth. Rev. Bonds
                 (Hapsco-Western PA Hosp.), Ser. A, MBIA,
                 6 1/2s, 7/1/12                                                   Aaa             5,014,300
      3,000,000  Delaware Cnty., Indl. Dev. Auth. Rev.
                 Bonds, Ser. A, 6.2s, 7/1/19                                      BBB             3,093,750
      1,500,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-              1,498,125
        250,000  Lebanon Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Good Samaritan Hosp.), 6s,
                 11/15/35                                                         Baa1              250,625
      1,000,000  Lehigh Cnty., Gen. Purpose Auth. Rev.
                 Bonds (Lehigh Valley Hosp. Hlth.
                 Network), Ser. A, 5 1/4s, 7/1/32                                 A2                966,250
        375,000  Monroe Cnty., Hosp. Auth. Rev. Bonds
                 (Pocono Med. Ctr.), 6s, 1/1/43                                   BBB+              377,813
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
        750,000  (Colver Proj.), Ser. E, 8.05s, 12/1/15                           BBB-/P            773,835
        750,000  (Colver Proj.), Ser. D, 7.05s, 12/1/10                           BBB-              775,478
      1,000,000  (Northampton Generating), Ser. A, 6
                 1/2s, 1/1/13                                                     BBB-            1,013,750
      1,500,000  PA State Econ. Dev. Fin. Auth. Resource.
                 Recvy. Rev. Bonds (Northampton
                 Generating), Ser. A, 6.6s, 1/1/19                                BBB-            1,516,875
                 PA State Higher Edl. Fac. Auth. Rev.
                 Bonds
        750,000  (Widener U.), 5 3/8s, 7/15/29                                    BBB+              743,438
      1,100,000  (Philadelphia College of Osteopathic
                 Medicine), 5s, 12/1/09                                           A               1,174,250
      1,473,997  Philadelphia, Hosp. & Higher Ed. Fac.
                 Auth. Rev. Bonds (Hosp.-Graduate Hlth.
                 Sys.), Ser. A, 6 1/4s, 7/1/13 (In
                 default) (NON)                                                   D/P                 1,843
      1,100,000  Sayre, Hlth. Care Fac. Auth. Rev. Bonds
                 (Guthrie Hlth.), Ser. A, 5 7/8s, 12/1/31                         A-              1,128,875
      3,000,000  Scranton, G.O. Bonds, Ser. C, 7.1s,
                 9/1/31                                                           AAA/P           3,682,500
      1,000,000  West Cornwall, Tpk. Muni. Auth. Rev.
                 Bonds (Elizabethtown College), 6s,
                 12/15/27                                                         BBB+            1,023,750
                                                                                              -------------
                                                                                                 28,372,644

Puerto Rico (0.9%)
-----------------------------------------------------------------------------------------------------------
      3,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev.
                 Bonds, Ser. B, 6s, 7/1/39                                        A               3,483,750

South Carolina (2.2%)
-----------------------------------------------------------------------------------------------------------
        500,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 3/4s, 11/1/28                                A2                516,875
      1,000,000  SC Hosp. Auth. Rev. Bonds (Med. U.),
                 Ser. A, 6 1/2s, 8/15/32                                          BBB+            1,042,500
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance)
        700,000  Ser. A, 7 3/8s, 12/15/21                                         Baa2              855,750
      1,500,000  Ser. C, 6s, 8/1/20                                               Baa2            1,537,500
                 SC Tobacco Settlement Rev. Mgt. Rev.
                 Bonds, Ser. B
      2,000,000  6 3/8s, 5/15/30                                                  BBB             1,707,500
      1,500,000  6 3/8s, 5/15/28                                                  BBB             1,301,250
      1,000,000  Spartanburg Cnty., Solid Waste Disp.
                 Rev. Bonds (BMW Project), 7.55s, 11/1/24                         A1              1,035,370
                                                                                              -------------
                                                                                                  7,996,745

Tennessee (2.2%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Johnson City, Hlth. & Edl.  Fac. Board
                 Hosp. IFB, Ser. A2, MBIA, 10.555s,
                 7/1/21(acquired 02/08/00, cost
                 $3,296,650) (RES)                                                Aaa             4,265,625
      2,425,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            2,809,969
      1,000,000  Shelby Cnty. Hlth. Edl. & Hsg. Fac.
                 Board Rev. Bonds (Methodist Healthcare),
                 6 1/2s, 9/1/26                                                   A-              1,085,000
                                                                                              -------------
                                                                                                  8,160,594

Texas (8.6%)
-----------------------------------------------------------------------------------------------------------
      2,200,000  Alliance, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 6 3/8s, 4/1/21                          Baa2            2,290,750
      1,000,000  Comal Cnty. Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Hlth. Care Syst. - McKenna
                 Memorial Project), Ser. A, 6 1/4s,
                 2/1/32                                                           Baa2            1,003,750
                 Dallas-Fort Worth, Intl. Arpt. Fac.
                 Impt. Corp. Rev. Bonds
      2,000,000  (American Airlines, Inc.), 6 3/8s,
                 5/1/35                                                           Caa2            1,252,500
      5,000,000  Ser. A, FGIC, 5 3/4s, 11/1/13                                    Aaa             5,450,000
      1,500,000  Gulf Coast, Waste Disp. Auth. Mandatory
                 Put Bonds (Amoco Oil), 2s, 10/1/06                               Aa1             1,496,250
                 Gulf Coast, Waste Disp. Auth. Rev. Bonds
      1,000,000  (Valero Energy Corp.), 6.65s, 4/1/32                             BBB             1,063,750
      1,250,000  Ser. A, 6.1s, 8/1/24                                             Baa2            1,276,563
      1,500,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/17                            A2              1,563,750
      1,900,000  Houston, Arpt. Syst. Rev. Bonds
                 (Continental Airlines, Inc.), Ser. E, 6
                 3/4s, 7/1/29                                                     B-              1,467,750
      3,000,000  Nueces Cnty., Port of Corpus Christi
                 Rev. Bonds (Union Pacific), 5.65s,
                 12/1/22                                                          Baa2            2,981,250
      1,500,000  Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds,
                 6s, 10/1/21                                                      Baa2            1,563,750
      8,000,000  Texas State Tpk. Auth. Rev. Bonds
                 (Central Texas Tpk. Syst.), Ser. A,
                 AMBAC, 5 1/2s, 8/15/39                                           Aaa             8,320,000
                 Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.)
      1,500,000  6 1/8s, 7/1/23                                                   Baa3            1,519,095
        600,000  6s, 7/1/25                                                       Baa3              600,750
                                                                                              -------------
                                                                                                 31,849,908

Utah (0.2%)
-----------------------------------------------------------------------------------------------------------
        675,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil Project), 5.05s, 11/1/17                           Baa1              724,781

Virginia (0.7%)
-----------------------------------------------------------------------------------------------------------
        500,000  Prince William Cnty., Indl. Dev. Auth.
                 Hosp. Rev. Bonds (Potomac Hosp. Corp.),
                 5.35s, 10/1/36                                                   A3                494,375
      2,000,000  Richmond, Pub. Util. Rev. Bonds, FSA,
                 5s, 1/15/27                                                      Aaa             2,012,488
                                                                                              -------------
                                                                                                  2,506,863

Washington (5.1%)
-----------------------------------------------------------------------------------------------------------
      7,000,000  King Cnty., G.O. Bonds, Ser. C, 6 1/4s,
                 1/1/32                                                           Aa1             7,700,000
      7,430,000  Seattle Wtr. Syst. Rev. Bonds, MBIA, 4
                 1/2s, 9/1/11                                                     Aaa             7,885,088
                 Tobacco Settlement Auth. of WA Rev.
                 Bonds
        900,000  6 5/8s, 6/1/32                                                   BBB               796,500
      2,435,000  6 1/2s, 6/1/26                                                   BBB             2,279,769
                                                                                              -------------
                                                                                                 18,661,357

Wisconsin (1.7%)
-----------------------------------------------------------------------------------------------------------
                 Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds
      2,600,000  7s, 6/1/28                                                       BBB             2,476,500
      2,600,000  6 3/8s, 6/1/32                                                   BBB             2,210,000
      1,600,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              1,646,000
                                                                                              -------------
                                                                                                  6,332,500
                                                                                              -------------

-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $358,935,271)(b)                                      $369,035,054
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on portfolio market value of $369,035,054.

  (b) The aggregate identified cost on a tax basis is $359,007,628 resulting in gross unrealized appreciation and depreciation of $14,953,634 and $4,926,208, respectively, or net unrealized appreciation of $10,027,426.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2004. Securities rated by Putnam are indicated by "/P".

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2004 was $6,344,688 or 1.7% of portfolio market value.

      The rates shown on VRDN and mandatory put bonds are the current interest rates at July 31, 2004.

      The rates shown on IFB and IF COP, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at July 31, 2004.

      The fund had the following industry group concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      Healthcare               24.3
      Utilities                17.3
      Transportation           10.9

      The fund had the following insurance concentrations greater than 10% at July 31, 2004 (as a percentage of portfolio market value):

      AMBAC                    10.8
      MBIA                     10.5

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments including restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov., or visit Putnam Individual Investor Website at www.putnaminvestments.com.

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: September 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: September 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: September 28, 2004